Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 426,392	$ 489,915
Cost of sales	(239,217)	(171,057)
Gross profit	187,175	318,858
Expenses
General and administrative	(49,459)	(38,846)
Share-based compensation	(7,931)	(7,848)
Income before the undernoted	129,785	272,164
Finance income	10,295	2,991
Finance expense	(33,223)	(12,159)
Foreign exchange gain (loss)	19,910	(21,968)
NX Gold PMPA transaction fees	0	(1,219)
Other expenses	(384)	(2,889)
Income before income taxes	126,383	236,920
Income tax expense
Current	(15,043)	(22,428)
Deferred	(8,273)	(11,860)
Income tax expense	(23,316)	(34,288)
Net income for the year	103,067	202,632
Other comprehensive gain (loss)
Foreign currency translation gain (loss)	29,897	(24,252)
Comprehensive income	132,964	178,380
Net income attributable to:
Owners of the Company	101,831	201,053
Non-controlling interests	1,236	1,579
Net income for the year	103,067	202,632
Comprehensive income attributable to:
Owners of the Company	131,540	176,898
Non-controlling interests	1,424	1,482
Comprehensive income	$ 132,964	$ 178,380
Net income per share attributable to owners of the Company
Basic (in usd per share)	$ 1.12	$ 2.27
Diluted (in usd per share)	$ 1.10	$ 2.21
Weighted average number of common shares outstanding
Basic (in shares)	90,789,925	88,602,367
Diluted (in shares)	92,170,656	90,963,452